INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	[1]
Operating activities
Profit before tax		$ 261	$ 224	[2]
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss / (reversal)		366	354
(Gain) / loss on disposal of non-current assets		1	(1)
Finance costs		249	280
Finance income		(22)	(33)
Other non-operating (gain) / loss		(21)	(14)
Net foreign exchange (gain) / loss		12	(10)	[2]
Changes in trade and other receivables and prepayments		(63)	(51)
Changes in inventories		(5)	(9)
Changes in trade and other payables		(17)	(2)
Changes in provisions, pensions and other		41	64
Interest paid		(220)	(275)
Interest received		18	27
Income tax paid		(130)	(130)
Net cash flows from operating activities from continuing operations		470	424
Net cash flows from operating activities from discontinued operations		0	630
Investing activities
Purchase of property, plant and equipment		(341)	(271)
Purchase of intangible assets		(116)	(153)
Payment on deposits		(29)	(39)
Investment in financial assets		(131)	(8)
Proceeds from sales of property, plant and equipment		101	11
Outflows on Loans granted		(29)	(3)
Other proceeds from investing activities, net		(1)	0
Net cash flows from / (used in) investing activities from continuing operations		(546)	(463)
Net cash flows from / (used in) investing activities from discontinued operations		0	(372)
Financing activities
Proceeds from borrowings, net of fees paid	[3]	361	82
Repayment of debt		(1,271)	(679)
Dividends paid to non-controlling interests		(6)	0
Net cash flows from / (used in) financing activities from continuing operations		(916)	(597)
Net cash flows from / (used in) financing activities from discontinued operations		0	(153)
Net (decrease) in cash and cash equivalents		(992)	(531)
Net foreign exchange difference related to continuing operations		(13)	(23)
Net foreign exchange difference related to discontinued operations		0	(19)
Cash and cash equivalents classified as held for sale at the beginning of the period		0	146
Cash and cash equivalents classified as held for sale at the end of the period		(35)	(223)
Cash and cash equivalents at beginning of period, net of overdrafts		1,902	3,107
Cash and cash equivalents at end of period, net of overdrafts		$ 862	$ 2,457

[1]	Certain comparatives have been represented to conform with the current year classification.
[2]	Certain prior period comparatives have been represented to conform with the current year presentation.
[3]	Fees paid for borrowings were US$7 (2023: US$12).